Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Ivy VIP Small Cap Core
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy VIP Small Cap Core
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy VIP Small Cap Core seeks to achieve its objective by investing primarily in various types of equity securities of small-capitalization companies that Ivy Investment Management Company (IICO), the Portfolio’s investment manager, believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested, at the time of purchase, in common stocks of small-capitalization companies. For purposes of this Portfolio, small-capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Index at the time of acquisition. As of June 30, 2016 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $55.51 million and $4.29 billion.

The Portfolio seeks to invest in small-capitalization companies that IICO believes are undervalued relative to their potential for capital appreciation. To identify securities for the Portfolio, IICO primarily utilizes fundamental, bottom-up (researching individual issuers) research while considering top-down (assessing the market and economic environment) and quantitative analyses. IICO primarily determines the estimated potential value of companies based on a review of cash flow generation, normalized earnings power and/or underlying asset values, but IICO also considers other valuation factors, such as price to earnings and price to book value. The Portfolio emphasizes investment in companies that IICO believes have identifiable catalysts that will help them achieve their estimated potential values. In addition, IICO attempts to diversify the Portfolio’s holdings among sectors, as well as among growth and value companies, in an effort to manage risk and to limit excess volatility. The Portfolio typically holds a limited number of stocks (generally 40 to 60).

		IICO typically will sell a stock when, in IICO’s opinion, it reaches an acceptable price relative to its estimated potential value, its fundamental factors have changed or IICO has changed its estimated value due to business performance that is below IICO’s expectations. IICO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Portfolio may experience losses.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.
  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Portfolio purchased them may become illiquid, sometimes abruptly.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Portfolio Turnover Risk. Frequent buying and selling of investments involve higher costs to the Portfolio and may affect the Portfolio’s performance over time. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio’s market capitalization target, and the need to sell a security to meet redemption activity.
  Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Small Company Risk. Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

From January 20, 2006 to March 24, 2008, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., served as the Portfolio’s investment subadviser. On March 24, 2008, Waddell & Reed Investment Management Company (WRIMCO) assumed direct investment management responsibilities for the Portfolio. On October 1, 2016, IICO, an affiliate of WRIMCO, became the Portfolio’s investment adviser.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term accumulation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital appreciation. Effective April 28, 2017, the Portfolio changed its name and strategy to reflect a greater emphasis on core style companies. Performance prior to April 28, 2017, reflects the Portfolio’s former strategy and may have differed if the Portfolio’s current strategy had been in place.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 17.01% (the fourth quarter of 2010) and the lowest quarterly return was -21.81% (the third quarter of 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 28, 2017, the Portfolio changed its investment strategy. As a result, the Portfolio also changed its benchmark index from the Russell 2000 Value Index to the Russell 2000 Index because the latter is a more comparable broad-based securities market index for the Portfolio given its revised investment strategy. The table shows the returns of the Portfolio's current and former benchmark indices; however, going forward, the table will only reflect the performance of the Russell 2000 Index.

		In connection with the strategy change, the Portfolio’s Lipper category was changed to the Lipper Variable Annuity Small-Cap Core Funds Universe Average.
Ivy VIP Small Cap Core | Class II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409
2007	rr_AnnualReturn2007	(4.13%)
2008	rr_AnnualReturn2008	(26.13%)
2009	rr_AnnualReturn2009	29.15%
2010	rr_AnnualReturn2010	26.41%
2011	rr_AnnualReturn2011	(12.79%)
2012	rr_AnnualReturn2012	18.63%
2013	rr_AnnualReturn2013	33.53%
2014	rr_AnnualReturn2014	7.05%
2015	rr_AnnualReturn2015	(5.58%)
2016	rr_AnnualReturn2016	28.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
1 Year	rr_AverageAnnualReturnYear01	28.88%
5 Years	rr_AverageAnnualReturnYear05	15.59%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Ivy VIP Small Cap Core | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.07%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.26%	[1]
Ivy VIP Small Cap Core | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Ivy VIP Small Cap Core | Lipper Variable Annuity Small-Cap Core Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.36%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.02%	[2]

[1]	Effective April 28, 2017, the Portfolio changed its investment strategy. As a result, the Portfolio also changed its benchmark index from the Russell 2000 Value Index to the Russell 2000 Index because the latter is a more comparable broad-based securities market index for the Portfolio given its revised investment strategy. The table shows the returns of the Portfolio's current and former benchmark indices; however, going forward, the table will only reflect the performance of the Russell 2000 Index.
[2]	In connection with the strategy change, the Portfolio's Lipper category was changed to the Lipper Variable Annuity Small-Cap Core Funds Universe Average.